Income Taxes, Tax Examination Status (Details)	12 Months Ended
Dec. 31, 2025
United States [Member] | Administration Appeals [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2015 2016 2017 2018
United States [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2019 2020 2021 2022
California [Member] | Administration Appeals [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2017 2018 2019 2020
California [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2021 2022 2023
New York [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2017 2018 2019 2020 2021
New York City [Member] | Field Examination [Member]
Income Tax Examination [Line Items]
Income tax examination, year under examination	2017 2018 2019 2020 2021